Member's Deficit And Comprehensive Loss (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gain on sale of marketable securities	$ 31									$ 130,929		$ (4,580)	$ (4,827)	$ (6,490)
Income tax expense	(73,802)	(128,986)	(13,232)	(8,663)	(157,398)	(3,468)	(20,665)	(9,184)	(92,661)	(158,650)	(179,293)	(308,279)	(125,978)	(159,980)
Reduction of "Other comprehensive income (loss)"	(1,433)									(83,753)		3,180	3,787	14,750
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gain on sale of marketable securities										130,900
Income tax expense										48,600
Reduction of "Other comprehensive income (loss)"										$ 82,300